Changes in Accounting Policies (Impact of Adoption, Impact on Segment Disclosures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	¥ 410,801	¥ 343,860
Addition to allocated liabilities	12,471	22,043
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets			¥ 411,878
Addition to allocated liabilities			¥ 76,731
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	410,801	343,860
Addition to allocated liabilities	12,471	22,043
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Synthetic fibres [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	168	9,047
Addition to allocated liabilities	155	536
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Resins and plastics [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	12,252	50,006
Addition to allocated liabilities	3,423	5,177
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Intermediate petrochemicals [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	1,886	46,320
Addition to allocated liabilities	1,719	2,738
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Petroleum products [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	291,723	236,531
Addition to allocated liabilities	4,618	13,371
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Trading of petrochemical products [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	102,296	13
Addition to allocated liabilities	0	0
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member] | Others [member]
Disclosure of initial application of standards or interpretations [line items]
Addition to allocated assets	2,476	1,943
Addition to allocated liabilities	¥ 2,556	¥ 221